(Loss)/earnings per share (Tables)	6 Months Ended
Dec. 31, 2021
(Loss)/earnings per share
Schedule of (loss)/earnings per share

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
(Loss)/profit for the period (£’000)	(1,402)	63,828	(16,941)	33,558
Basic (loss)/earnings per share (pence)	(0.86)	39.17	(10.39)	20.60
Diluted (loss)/earnings per share (pence) (1)	(0.86)	39.07	(10.39)	20.54

Schedule of weighted average number of shares

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	Number	Number	Number	Number
	‘000	‘000	‘000	‘000
Class A ordinary shares	53,962	40,622	49,466	40,622
Class B ordinary shares	110,724	124,000	115,216	124,000
Treasury shares	(1,683)	(1,683)	(1,683)	(1,683)
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share	163,003	162,939	162,999	162,939
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares (1)	—	446	—	446
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share (1)	163,003	163,385	162,999	163,385